Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Professional fees	$ 691,628	$ 602,402	$ 567,877
Salaries and benefits (Note 10(a))	1,614,992	1,858,788	1,480,745
Travel and promotion	262,094	275,921	294,413
Depreciation (Note 6)	24,199	28,277	28,274
Office and license (Note 10(b))	93,252	139,545	159,024
Rent (Note 10(b))		171,873	153,339
Amortization of right-of-use assets (Note 5)	121,432
Occupancy expenses (Note 5)	39,561
Interest expense on lease liabilities (Note 5)	32,305
Arrangement fee on gold loan payable (Note 8)	50,000
Interest, accretion and standby fees on gold loan payable (Note 8)	216,918
Listing and filing fees	225,432	179,247	197,994
Insurance	66,096	66,942	55,007
Directors’ fees (Note 10(a))	70,000	70,000	70,000
Share-based payments (Note 9(d) and 10(a))	933,120	1,308,740	2,693,070
Total Expenses	4,441,029	4,701,735	5,699,743
Other income (loss)
Administrative services fees (Note 10(b))	959,413	785,917	499,798
Interest income	41,650	164,435	154,943
Loss on sale of property, plant and equipment			(1,760)
Finance fees	(204,231)
Impairment of exploration and evaluation assets (Note 7)	(501,620)
Unrealized loss on derivative financial liabilities (Note 8)	(66,631)
Unrealized gain on gold in trust (Note 8)	236,217
Unrealized foreign exchange on gold loan payable (Note 8)	102,104
Unrealized foreign exchange on gold in trust (Note 8)	(73,937)
Realized gain on sale of gold in trust (Note 8)	200,932
Foreign exchange gain (loss)	(15,943)	239,716	(184,533)
Total other income (loss)	677,954	1,190,068	468,448
Loss before income taxes	(3,763,075)	(3,511,667)	(5,231,295)
Deferred income tax recovery (Note 13)
Net loss for the year	(3,763,075)	(3,511,667)	(5,231,295)
Total comprehensive loss for the year	$ (3,763,075)	$ (3,511,667)	$ (5,231,295)
Basic and diluted net loss per share (Note 11) (in CAD per share)	$ (0.03)	$ (0.03)	$ (0.05)